ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

17.                     ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$

VAT payable	72,715	73,862	12,201
Other taxes payable	23,833	47,578	7,859
Interest on late tax payments	69,330	66,285	10,950
Staff costs payable	31,233	37,596	6,211
Deposits from leased automobiles held for sale	233,060	275,678	45,539
Accrued rental expenses	4,355	6,674	1,102
Loans from third parties	-	7,525	1,243
Other accrued expenses	10,027	10,843	1,791

	444,553	526,041	86,896

Deposits from leased automobiles held for sale of RMB233,060 and RMB275,678 (US$45,539) as of December 31, 2012 and 2013, respectively, represented cash received from customers who participated in the vehicle lease program with the Group. The deposit received equals to the total vehicle purchase price. If the customer opts to purchase the car, the initial deposit would be recognized as revenue. If the customer returns the vehicle at the end of the lease term, the deposit would be refunded to the customer for the residual value of the vehicle as of the date of return. Deposits amounting to RMB35,635 and RMB56,886 (US$9,397) were recognized as revenues during the years ended December 31, 2012 and 2013, respectively.